Fees and Expenses	Oct. 31, 2024 USD ($)
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 110 of the prospectus and on page 112 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	A	C	T	All F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	R-1
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.28%	1.00%	0.25%	0.25%	none	none	1.00%
Other expenses	0.10	0.10	0.08	0.11	0.07%	0.01%	0.10
Acquired (underlying) fund fees and expenses	0.38	0.38	0.38	0.38	0.38	0.38	0.38
Total annual fund operating expenses	0.76	1.48	0.71	0.74	0.45	0.39	1.48

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	0.33	0.23	0.19	0.13	0.16%	0.06%	0.01%
Acquired (underlying) fund fees and expenses	0.38	0.38	0.38	0.38	0.38	0.38	0.38
Total annual fund operating expenses	1.46	1.21	1.07	0.76	0.54	0.44	0.39

* A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class:	A	C	T	F-1	F-2	F-3	R-1	R-2	R-2E
1 year	$648	$251	$321	$76	$46	$40	$151	$149	$123
3 years	804	468	471	237	144	125	468	462	384
5 years	973	808	635	411	252	219	808	797	665
10 years	1,463	1,573	1,110	918	567	493	1,768	1,746	1,466

Share class:	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$109	$78	$55	$45	$40		1 year	$151
3 years	340	243	173	141	125		3 years	468
5 years	590	422	302	246	219		5 years	808
10 years	1,306	942	677	555	493		10 years	1,573

Expense Example, No Redemption, By Year, Caption [Text]	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the period from May 3, 2024, when the fund commenced investment operations, to the end of the most recent fiscal year, the fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover, Rate	7.00%
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 110 of the prospectus and on page 112 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	A	C	T	All F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	R-1
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.26%	1.00%	0.25%	0.25%	none	none	0.99%
Other expenses	0.10	0.10	0.10	0.12	0.10%	0.01%	0.11
Acquired (underlying) fund fees and expenses	0.38	0.38	0.38	0.38	0.38	0.38	0.38
Total annual fund operating expenses	0.74	1.48	0.73	0.75	0.48	0.39	1.48

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	0.35	0.20	0.15	0.11	0.15%	0.06%	0.01%
Acquired (underlying) fund fees and expenses	0.38	0.38	0.38	0.38	0.38	0.38	0.38
Total annual fund operating expenses	1.48	1.18	1.03	0.74	0.53	0.44	0.39

* A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class:	A	C	T	F-1	F-2	F-3	R-1	R-2	R-2E
1 year	$646	$251	$323	$77	$49	$40	$151	$151	$120
3 years	798	468	478	240	154	125	468	468	375
5 years	963	808	646	417	269	219	808	808	649
10 years	1,441	1,568	1,134	930	604	493	1,768	1,768	1,432

Share class:	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$105	$76	$54	$45	$40		1 year	$151
3 years	328	237	170	141	125		3 years	468
5 years	569	411	296	246	219		5 years	808
10 years	1,259	918	665	555	493		10 years	1,568

Expense Example, No Redemption, By Year, Caption [Text]	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	4.00%
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 110 of the prospectus and on page 112 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	A	C	T	All F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	R-1
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.25%	0.99%	0.25%	0.25%	none	none	1.00%
Other expenses	0.10	0.10	0.10	0.12	0.10%	0.01%	0.10
Acquired (underlying) fund fees and expenses	0.38	0.38	0.38	0.38	0.38	0.38	0.38
Total annual fund operating expenses	0.73	1.47	0.73	0.75	0.48	0.39	1.48

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	0.35	0.20	0.15	0.11	0.15%	0.06%	0.01%
Acquired (underlying) fund fees and expenses	0.38	0.38	0.38	0.38	0.38	0.38	0.38
Total annual fund operating expenses	1.48	1.18	1.03	0.74	0.53	0.44	0.39

* A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class:	A	C	T	F-1	F-2	F-3	R-1	R-2	R-2E
1 year	$645	$250	$323	$77	$49	$40	$151	$151	$120
3 years	795	465	478	240	154	125	468	468	375
5 years	958	803	646	417	269	219	808	808	649
10 years	1,429	1,557	1,134	930	604	493	1,768	1,768	1,432

Share class:	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$105	$76	$54	$45	$40		1 year	$150
3 years	328	237	170	141	125		3 years	465
5 years	569	411	296	246	219		5 years	803
10 years	1,259	918	665	555	493		10 years	1,557

Expense Example, No Redemption, By Year, Caption [Text]	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	5.00%
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 110 of the prospectus and on page 112 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	A	C	T	All F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	R-1
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.25%	0.98%	0.25%	0.25%	none	none	1.00%
Other expenses	0.10	0.10	0.10	0.12	0.10%	0.01%	0.10%
Acquired (underlying) fund fees and expenses	0.38	0.38	0.38	0.38	0.38	0.38	0.38
Total annual fund operating expenses	0.73	1.46	0.73	0.75	0.48	0.39	1.48

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	0.35	0.21	0.15	0.11	0.15%	0.06%	0.01%
Acquired (underlying) fund fees and expenses	0.38	0.38	0.38	0.38	0.38	0.38	0.38
Total annual fund operating expenses	1.48	1.19	1.03	0.74	0.53	0.44	0.39

* A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class:	A	C	T	F-1	F-2	F-3	R-1	R-2	R-2E
1 year	$645	$249	$323	$77	$49	$40	$151	$151	$121
3 years	795	462	478	240	154	125	468	468	378
5 years	958	797	646	417	269	219	808	808	654
10 years	1,429	1,548	1,134	930	604	493	1,768	1,768	1,443

Share class:	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$105	$76	$54	$45	$40		1 year	$149
3 years	328	237	170	141	125		3 years	462
5 years	569	411	296	246	219		5 years	797
10 years	1,259	918	665	555	493		10 years	1,548

Expense Example, No Redemption, By Year, Caption [Text]	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	5.00%
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 110 of the prospectus and on page 112 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	A	C	T	All F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	R-1
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.24%	0.98%	0.25%	0.25%	none	none	1.00%
Other expenses	0.09	0.09	0.10	0.12	0.10%	0.01%	0.10
Acquired (underlying) fund fees and expenses	0.36	0.36	0.36	0.36	0.36	0.36	0.36
Total annual fund operating expenses	0.69	1.43	0.71	0.73	0.46	0.37	1.46

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	0.35	0.21	0.15	0.11	0.15%	0.06%	0.01%
Acquired (underlying) fund fees and expenses	0.36	0.36	0.36	0.36	0.36	0.36	0.36
Total annual fund operating expenses	1.46	1.17	1.01	0.72	0.51	0.42	0.37

* A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class:	A	C	T	F-1	F-2	F-3	R-1	R-2	R-2E
1 year	$641	$246	$321	$75	$47	$38	$149	$149	$119
3 years	783	452	471	233	148	119	462	462	372
5 years	937	782	635	406	258	208	797	797	644
10 years	1,384	1,511	1,110	906	579	468	1,746	1,746	1,420

Share class:	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$103	$74	$52	$43	$38		1 year	$146
3 years	322	230	164	135	119		3 years	452
5 years	558	401	285	235	208		5 years	782
10 years	1,236	894	640	530	468		10 years	1,511

Expense Example, No Redemption, By Year, Caption [Text]	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	5.00%
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 110 of the prospectus and on page 112 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	A	C	T	All F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	R-1
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.24%	0.98%	0.25%	0.25%	none	none	1.00%
Other expenses	0.09	0.09	0.09	0.12	0.09%	0.01%	0.10%
Acquired (underlying) fund fees and expenses	0.36	0.36	0.36	0.36	0.36	0.36	0.36
Total annual fund operating expenses	0.69	1.43	0.70	0.73	0.45	0.37	1.46

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	0.35	0.21	0.15	0.10	0.15%	0.06%	0.01%
Acquired (underlying) fund fees and expenses	0.36	0.36	0.36	0.36	0.36	0.36	0.36
Total annual fund operating expenses	1.46	1.17	1.01	0.71	0.51	0.42	0.37

* A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class:	A	C	T	F-1	F-2	F-3	R-1	R-2	R-2E
1 year	$641	$246	$320	$75	$46	$38	$149	$149	$119
3 years	783	452	468	233	144	119	462	462	372
5 years	937	782	630	406	252	208	797	797	644
10 years	1,384	1,511	1,099	906	567	468	1,746	1,746	1,420

Share class:	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$103	$73	$52	$43	$38		1 year	$146
3 years	322	227	164	135	119		3 years	452
5 years	558	395	285	235	208		5 years	782
10 years	1,236	883	640	530	468		10 years	1,511

Expense Example, No Redemption, By Year, Caption [Text]	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	5.00%
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 110 of the prospectus and on page 112 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	A	C	T	All F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	R-1
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.24%	0.98%	0.25%	0.25%	none	none	1.00%
Other expenses	0.09	0.09	0.09	0.12	0.09%	0.01%	0.10
Acquired (underlying) fund fees and expenses	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Total annual fund operating expenses	0.68	1.42	0.69	0.72	0.44	0.36	1.45

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	0.35	0.21	0.15	0.10	0.15%	0.06%	0.01%
Acquired (underlying) fund fees and expenses	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Total annual fund operating expenses	1.45	1.16	1.00	0.70	0.50	0.41	0.36

* A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class:	A	C	T	F-1	F-2	F-3	R-1	R-2	R-2E
1 year	$640	$245	$319	$74	$45	$37	$148	$148	$118
3 years	780	449	465	230	141	116	459	459	368
5 years	932	776	625	401	246	202	792	792	638
10 years	1,373	1,500	1,087	894	555	456	1,735	1,735	1,409

Share class:	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$102	$72	$51	$42	$37		1 year	$145
3 years	318	224	160	132	116		3 years	449
5 years	552	390	280	230	202		5 years	776
10 years	1,225	871	628	518	456		10 years	1,500

Expense Example, No Redemption, By Year, Caption [Text]	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	6.00%
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 110 of the prospectus and on page 112 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	A	C	T	All F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	R-1
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.25%	0.98%	0.25%	0.25%	none	none	0.99%
Other expenses	0.09	0.09	0.09	0.12	0.09%	0.01%	0.10
Acquired (underlying) fund fees and expenses	0.33	0.33	0.33	0.33	0.33	0.33	0.33
Total annual fund operating expenses	0.67	1.40	0.67	0.70	0.42	0.34	1.42

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	0.35	0.21	0.15	0.10	0.15%	0.06%	0.01%
Acquired (underlying) fund fees and expenses	0.33	0.33	0.33	0.33	0.33	0.33	0.33
Total annual fund operating expenses	1.43	1.14	0.98	0.68	0.48	0.39	0.34

* A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class:	A	C	T	F-1	F-2	F-3	R-1	R-2	R-2E
1 year	$640	$243	$317	$72	$43	$35	$145	$146	$116
3 years	777	443	459	224	135	109	449	452	362
5 years	927	766	614	390	235	191	776	782	628
10 years	1,362	1,480	1,064	871	530	431	1,702	1,713	1,386

Share class:	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$100	$69	$49	$40	$35		1 year	$143
3 years	312	218	154	125	109		3 years	443
5 years	542	379	269	219	191		5 years	766
10 years	1,201	847	604	493	431		10 years	1,480

Expense Example, No Redemption, By Year, Caption [Text]	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover, Rate	7.00%
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 110 of the prospectus and on page 112 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	A	C	T	All F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	R-1
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.25%	0.98%	0.25%	0.25%	none	none	1.00%
Other expenses	0.09	0.09	0.09	0.12	0.10%	0.01%	0.10
Acquired (underlying) fund fees and expenses	0.32	0.32	0.32	0.32	0.32	0.32	0.32
Total annual fund operating expenses	0.66	1.39	0.66	0.69	0.42	0.33	1.42

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	0.35	0.21	0.15	0.10	0.15%	0.06%	0.01%
Acquired (underlying) fund fees and expenses	0.32	0.32	0.32	0.32	0.32	0.32	0.32
Total annual fund operating expenses	1.42	1.13	0.97	0.67	0.47	0.38	0.33

* A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class:	A	C	T	F-1	F-2	F-3	R-1	R-2	R-2E
1 year	$639	$242	$316	$70	$43	$34	$145	$145	$115
3 years	774	440	456	221	135	106	449	449	359
5 years	922	761	609	384	235	185	776	776	622
10 years	1,350	1,469	1,052	859	530	418	1,702	1,702	1,375

Share class:	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$99	$68	$48	$39	$34		1 year	$142
3 years	309	214	151	122	106		3 years	440
5 years	536	373	263	213	185		5 years	761
10 years	1,190	835	591	480	418		10 years	1,469

Expense Example, No Redemption, By Year, Caption [Text]	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover, Rate	7.00%
American Funds 2025 Target Date Retirement Fund | American Funds 2025 Target Date Retirement Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 110 of the prospectus and on page 112 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	A	C	T	All F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	R-1
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.24%	0.98%	0.25%	0.25%	none	none	1.00%
Other expenses	0.09	0.09	0.09	0.12	0.09%	0.01%	0.10
Acquired (underlying) fund fees and expenses	0.30	0.30	0.30	0.30	0.30	0.30	0.30
Total annual fund operating expenses	0.63	1.37	0.64	0.67	0.39	0.31	1.40

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	0.35	0.21	0.15	0.10	0.15%	0.06%	0.01%
Acquired (underlying) fund fees and expenses	0.30	0.30	0.30	0.30	0.30	0.30	0.30
Total annual fund operating expenses	1.40	1.11	0.95	0.65	0.45	0.36	0.31

* A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class:	A	C	T	F-1	F-2	F-3	R-1	R-2	R-2E
1 year	$636	$239	$314	$68	$40	$32	$143	$143	$113
3 years	765	434	450	214	125	100	443	443	353
5 years	906	750	598	373	219	174	766	766	612
10 years	1,316	1,443	1,028	835	493	393	1,680	1,680	1,352

Share class:	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$97	$66	$46	$37	$32		1 year	$139
3 years	303	208	144	116	100		3 years	434
5 years	525	362	252	202	174		5 years	750
10 years	1,166	810	567	456	393		10 years	1,443

Expense Example, No Redemption, By Year, Caption [Text]	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	10.00%
American Funds 2020 Target Date Retirement Fund | American Funds 2020 Target Date Retirement Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 110 of the prospectus and on page 112 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	A	C	T	All F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	R-1
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.24%	0.99%	0.25%	0.25%	none	none	1.00%
Other expenses	0.09	0.09	0.09	0.12	0.10%	0.01%	0.10
Acquired (underlying) fund fees and expenses	0.29	0.29	0.29	0.29	0.29	0.29	0.29
Total annual fund operating expenses	0.62	1.37	0.63	0.66	0.39	0.30	1.39

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	0.35	0.21	0.15	0.10	0.15%	0.06%	0.01%
Acquired (underlying) fund fees and expenses	0.29	0.29	0.29	0.29	0.29	0.29	0.29
Total annual fund operating expenses	1.39	1.10	0.94	0.64	0.44	0.35	0.30

* A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class:	A	C	T	F-1	F-2	F-3	R-1	R-2	R-2E
1 year	$635	$239	$313	$67	$40	$31	$142	$142	$112
3 years	762	434	447	211	125	97	440	440	350
5 years	901	750	592	368	219	169	761	761	606
10 years	1,305	1,441	1,017	822	493	381	1,669	1,669	1,340

Share class:	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$96	$65	$45	$36	$31		1 year	$139
3 years	300	205	141	113	97		3 years	434
5 years	520	357	246	197	169		5 years	750
10 years	1,155	798	555	443	381		10 years	1,441

Expense Example, No Redemption, By Year, Caption [Text]	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	5.00%
American Funds 2015 Target Date Retirement Fund | American Funds 2015 Target Date Retirement Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 110 of the prospectus and on page 112 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	A	C	T	All F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	R-1
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.25%	0.99%	0.25%	0.25%	none	none	1.00%
Other expenses	0.09	0.09	0.09	0.12	0.10%	0.01%	0.10
Acquired (underlying) fund fees and expenses	0.29	0.29	0.29	0.29	0.29	0.29	0.29
Total annual fund operating expenses	0.63	1.37	0.63	0.66	0.39	0.30	1.39

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	0.35	0.21	0.15	0.10	0.15%	0.06%	0.01%
Acquired (underlying) fund fees and expenses	0.29	0.29	0.29	0.29	0.29	0.29	0.29
Total annual fund operating expenses	1.39	1.10	0.94	0.64	0.44	0.35	0.30

* A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class:	A	C	T	F-1	F-2	F-3	R-1	R-2	R-2E
1 year	$636	$239	$313	$67	$40	$31	$142	$142	$112
3 years	765	434	447	211	125	97	440	440	350
5 years	906	750	592	368	219	169	761	761	606
10 years	1,316	1,443	1,017	822	493	381	1,669	1,669	1,340

Share class:	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$96	$65	$45	$36	$31		1 year	$139
3 years	300	205	141	113	97		3 years	434
5 years	520	357	246	197	169		5 years	750
10 years	1,155	798	555	443	381		10 years	1,443

Expense Example, No Redemption, By Year, Caption [Text]	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	6.00%
American Funds 2010 Target Date Retirement Fund | American Funds 2010 Target Date Retirement Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 110 of the prospectus and on page 112 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	A	C	T	All F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	R-1
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.24%	1.00%	0.25%	0.25%	none	none	1.00%
Other expenses	0.09	0.09	0.09	0.12	0.10%	0.01%	0.10
Acquired (underlying) fund fees and expenses	0.28	0.28	0.28	0.28	0.28	0.28	0.28
Total annual fund operating expenses	0.61	1.37	0.62	0.65	0.38	0.29	1.38

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	0.35	0.21	0.15	0.10	0.15%	0.06%	0.01%
Acquired (underlying) fund fees and expenses	0.28	0.28	0.28	0.28	0.28	0.28	0.28
Total annual fund operating expenses	1.38	1.09	0.93	0.63	0.43	0.34	0.29

* A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class:	A	C	T	F-1	F-2	F-3	R-1	R-2	R-2E
1 year	$634	$239	$312	$66	$39	$30	$140	$140	$111
3 years	759	434	444	208	122	93	437	437	347
5 years	896	750	587	362	213	163	755	755	601
10 years	1,293	1,438	1,005	810	480	368	1,657	1,657	1,329

Share class:	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$95	$64	$44	$35	$30		1 year	$139
3 years	296	202	138	109	93		3 years	434
5 years	515	351	241	191	163		5 years	750
10 years	1,143	786	542	431	368		10 years	1,438

Expense Example, No Redemption, By Year, Caption [Text]	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	8.00%